Note 9 - Intangible assets, net: Schedule of Financial Instruments Owned and Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2024
Land
Schedule of Financial Instruments Owned and Pledged as Collateral

	Asset Category	Gross Amount	Accumulated Depreciation	Net Book Value	Useful Life	Method
2024-12-31	Land	23,016	(10,357)	12,659	50 years	Straight line
2023-12-31	Land	23,662	(10,175)	13,488	50 years	Straight line